CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF COMMON SHARES

All Common Shares rank equally with regard to the Company’s residual assets. The following table presents the change in issued Common Shares for the periods presented (in thousands):

	As of
	December 31, 2025	December 31, 2024
Common Shares Issued, Beginning Balance	202,941	183,605
Stock Options Exercised	4,390	5,379
Release of Restricted Stock Units	10,716	13,820
Retirement of Shares	(7,569)	—
Warrants Exercised	—	137
Common Shares Issued, Ending Balance	210,478	202,941

SCHEDULE OF CHANGES IN TREASURY STOCK SHARES

As of December 31, 2025 the Company did not hold any treasury stock. The following table presents the changes in treasury stock shares for the periods presented in thousands:

	As of
	December 31, 2025	December 31, 2024
Treasury Stock, Beginning Balance	442	175
Repurchases of Common Shares	8,990	8,264
Issuance of Treasury Stock	(1,863)	(7,997)
Retirement of Treasury Stock	(7,569)	—
Treasury Stock, Ending Balance	—	442